Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Sep. 28, 2018
Class A, C, I, R, R6, T and W Shares | Voya SmallCap Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Voya SmallCap Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 57), in Appendix A to the Prospectus, or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 107).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/> Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.

		During the most recent fiscal year, the Fund's portfolio turnover rate was 88% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of smaller, lesser-known U.S. companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Fund normally invests in companies that the sub-adviser (“Sub-Adviser”) believes have above average prospects for growth. For this Fund, the Sub-Adviser defines smaller companies as those with market capitalizations that fall within the range of companies within the Russell 2000® Growth Index (“Index”) at the time of purchase. The market capitalization of companies in the Index will change with market conditions. The market capitalization of companies in the Index as of June 30, 2018, ranged from $51.9 million to $6.7 billion.

The Fund may also invest in real estate-related securities, including real estate investment trusts.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a disciplined combination of quantitative screens and bottom-up fundamental security analysis to build a broadly diversified portfolio of companies that the Sub-Adviser believes will have improving bottom lines with reasonable valuation, and whose stocks demonstrate relative strength. The focus of company analysis is upon the prospects for continuing bottom-line growth, balance sheet strength, and cash flow characteristics. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

		The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Funds that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Fund.

Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.

Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.

Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.

Small-Capitalization Company: Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, small size, limited markets and financial resources, narrow product lines, less management depth and more reliance on key personnel. The securities of smaller companies are subject to liquidity risk as they are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Performance for other share classes would differ to the extent they have differences in their fees and expenses. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

		Because Class T shares of the Fund had not commenced operations as of the calendar year ended December 31, 2017, no performance information for Class T shares is provided below. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class T shares of the Fund had not commenced operations as of the calendar year ended December 31, 2017
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.voyainvestments.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A<br/>(as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd 2009, 23.05% and Worst quarter: 4th 2008, -25.37% The Fund's Class A shares' year-to-date total return as of June 30, 2018: 5.92%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns %<br/>(for the periods ended December 31, 2017)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Class A, C, I, R, R6, T and W Shares | Voya SmallCap Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.36%
1 Yr	rr_ExpenseExampleYear01	$ 706
3 Yrs	rr_ExpenseExampleYear03	981
5 Yrs	rr_ExpenseExampleYear05	1,277
10 Yrs	rr_ExpenseExampleYear10	2,116
1 Yr	rr_ExpenseExampleNoRedemptionYear01	706
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	981
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,277
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 2,116
2008	rr_AnnualReturn2008	(34.75%)
2009	rr_AnnualReturn2009	31.00%
2010	rr_AnnualReturn2010	33.22%
2011	rr_AnnualReturn2011	0.26%
2012	rr_AnnualReturn2012	14.81%
2013	rr_AnnualReturn2013	37.45%
2014	rr_AnnualReturn2014	4.91%
2015	rr_AnnualReturn2015	(1.55%)
2016	rr_AnnualReturn2016	12.39%
2017	rr_AnnualReturn2017	18.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.37%)
1 Yr	rr_AverageAnnualReturnYear01	11.21%
5 Yrs	rr_AverageAnnualReturnYear05	12.15%
10 Yrs	rr_AverageAnnualReturnYear10	8.81%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 1995
Class A, C, I, R, R6, T and W Shares | Voya SmallCap Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	2.11%
1 Yr	rr_ExpenseExampleYear01	$ 314
3 Yrs	rr_ExpenseExampleYear03	661
5 Yrs	rr_ExpenseExampleYear05	1,134
10 Yrs	rr_ExpenseExampleYear10	2,441
1 Yr	rr_ExpenseExampleNoRedemptionYear01	214
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	661
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,134
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 2,441
1 Yr	rr_AverageAnnualReturnYear01	16.13%
5 Yrs	rr_AverageAnnualReturnYear05	12.65%
10 Yrs	rr_AverageAnnualReturnYear10	8.64%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 1995
Class A, C, I, R, R6, T and W Shares | Voya SmallCap Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.07%
1 Yr	rr_ExpenseExampleYear01	$ 109
3 Yrs	rr_ExpenseExampleYear03	340
5 Yrs	rr_ExpenseExampleYear05	590
10 Yrs	rr_ExpenseExampleYear10	1,306
1 Yr	rr_ExpenseExampleNoRedemptionYear01	109
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	340
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	590
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,306
1 Yr	rr_AverageAnnualReturnYear01	18.30%
5 Yrs	rr_AverageAnnualReturnYear05	13.83%
10 Yrs	rr_AverageAnnualReturnYear10	9.87%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 1999
Class A, C, I, R, R6, T and W Shares | Voya SmallCap Opportunities Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.61%
1 Yr	rr_ExpenseExampleYear01	$ 164
3 Yrs	rr_ExpenseExampleYear03	508
5 Yrs	rr_ExpenseExampleYear05	876
10 Yrs	rr_ExpenseExampleYear10	1,911
1 Yr	rr_ExpenseExampleNoRedemptionYear01	164
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	508
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	876
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,911
1 Yr	rr_AverageAnnualReturnYear01	17.70%
5 Yrs	rr_AverageAnnualReturnYear05	13.21%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	13.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 05, 2011
Class A, C, I, R, R6, T and W Shares | Voya SmallCap Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.93%
1 Yr	rr_ExpenseExampleYear01	$ 95
3 Yrs	rr_ExpenseExampleYear03	296
5 Yrs	rr_ExpenseExampleYear05	515
10 Yrs	rr_ExpenseExampleYear10	1,143
1 Yr	rr_ExpenseExampleNoRedemptionYear01	95
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	296
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	515
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,143
1 Yr	rr_AverageAnnualReturnYear01	18.49%
5 Yrs	rr_AverageAnnualReturnYear05	13.96%
10 Yrs	rr_AverageAnnualReturnYear10	9.93%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, I, R, R6, T and W Shares | Voya SmallCap Opportunities Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.88%	[4]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[2],[4]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.36%	[4]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
1 Yr	rr_ExpenseExampleYear01	$ 385
3 Yrs	rr_ExpenseExampleYear03	670
5 Yrs	rr_ExpenseExampleYear05	976
10 Yrs	rr_ExpenseExampleYear10	1,844
1 Yr	rr_ExpenseExampleNoRedemptionYear01	385
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	670
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	976
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,844
Class A, C, I, R, R6, T and W Shares | Voya SmallCap Opportunities Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.11%
1 Yr	rr_ExpenseExampleYear01	$ 113
3 Yrs	rr_ExpenseExampleYear03	353
5 Yrs	rr_ExpenseExampleYear05	612
10 Yrs	rr_ExpenseExampleYear10	1,352
1 Yr	rr_ExpenseExampleNoRedemptionYear01	113
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	353
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	612
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,352
1 Yr	rr_AverageAnnualReturnYear01	18.27%
5 Yrs	rr_AverageAnnualReturnYear05	13.78%
10 Yrs	rr_AverageAnnualReturnYear10	9.77%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2007
Class A, C, I, R, R6, T and W Shares | Voya SmallCap Opportunities Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	8.60%
5 Yrs	rr_AverageAnnualReturnYear05	10.26%
10 Yrs	rr_AverageAnnualReturnYear10	7.86%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A, C, I, R, R6, T and W Shares | Voya SmallCap Opportunities Fund | After tax on distributions with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	8.05%
5 Yrs	rr_AverageAnnualReturnYear05	9.30%
10 Yrs	rr_AverageAnnualReturnYear10	7.33%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A, C, I, R, R6, T and W Shares | Voya SmallCap Opportunities Fund | Russell 2000® Growth Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	22.17%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	15.21%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	9.19%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Class A, C, I, R, R6, T and W Shares | Voya SmallCap Opportunities Fund | Russell 2000® Growth Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	22.17%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	15.21%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	9.19%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Class A, C, I, R, R6, T and W Shares | Voya SmallCap Opportunities Fund | Russell 2000® Growth Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	22.17%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	15.21%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	9.19%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Class A, C, I, R, R6, T and W Shares | Voya SmallCap Opportunities Fund | Russell 2000® Growth Index | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	22.17%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	15.21%	[5]
10 Yrs	rr_AverageAnnualReturnYear10		[5]
Since Inception	rr_AverageAnnualReturnSinceInception	14.86%	[5]
Class A, C, I, R, R6, T and W Shares | Voya SmallCap Opportunities Fund | Russell 2000® Growth Index | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	22.17%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	15.21%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	9.19%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Class A, C, I, R, R6, T and W Shares | Voya SmallCap Opportunities Fund | Russell 2000® Growth Index | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	22.17%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	15.21%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	9.19%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Class A, C, I, R, R6, T and W Shares | Voya SmallCap Opportunities Fund | Russell 2000® Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	14.65%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	14.12%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	8.71%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Class A, C, I, R, R6, T and W Shares | Voya SmallCap Opportunities Fund | Russell 2000® Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	14.65%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	14.12%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	8.71%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Class A, C, I, R, R6, T and W Shares | Voya SmallCap Opportunities Fund | Russell 2000® Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	14.65%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	14.12%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	8.71%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Class A, C, I, R, R6, T and W Shares | Voya SmallCap Opportunities Fund | Russell 2000® Index | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	14.65%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	14.12%	[5]
10 Yrs	rr_AverageAnnualReturnYear10		[5]
Since Inception	rr_AverageAnnualReturnSinceInception	14.28%	[5]
Class A, C, I, R, R6, T and W Shares | Voya SmallCap Opportunities Fund | Russell 2000® Index | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	14.65%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	14.12%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	8.71%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Class A, C, I, R, R6, T and W Shares | Voya SmallCap Opportunities Fund | Russell 2000® Index | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	14.65%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	14.12%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	8.71%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 1.50%, 2.25%, 1.15%, 1.75%, 1.05%, 1.50% and 1.25% for Class A, Class C, Class I, Class R, Class R6, Class T and Class W shares, respectively, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.
[4]	Other Expenses are based on estimated amounts for the current fiscal year.
[5]	The index returns do not reflect deductions for fees, expenses, or taxes.